Preferred Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2023	Jun. 05, 2023	Jan. 20, 2023	Jan. 05, 2023	Dec. 29, 2021	Dec. 20, 2021	Jun. 15, 2021	Jun. 14, 2021	Apr. 16, 2018
Preferred Stock [Line Items]
Deemed dividend (in Dollars)		$ 5,852,000
Common stock, par value	$ 0.00001		$ 0.00001
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Issued of preferred share (in Shares)						300,000
Preferred stock, liquidation preference per share						$ 1
Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized (in Shares)											4
Preferred stock, liquidation preference per share	$ 875,000
Voting power percentage	51.00%
Series D Preferred Stock [Member]
Preferred Stock [Line Items]
Issued of preferred share (in Shares)	943		943
Preferred stock, shares authorized (in Shares)	1,590		1,590							6.36
Preferred stock, stated value per share	$ 10,000		$ 10,000
Preferred stock, liquidation preference per share	$ 2,500,000				$ 10,000
Shares outstanding percentage	51.00%
Carrying value of preferred stock (in Dollars)	$ 7,745,643		$ 7,745,643
Series E Before Preferred Stock [Member]
Preferred Stock [Line Items]
Issued of preferred share (in Shares)	311		311
Preferred stock, shares authorized (in Shares)	650		650					2.6
Preferred stock, stated value per share	$ 10,000		$ 10,000					$ 10,000
Preferred stock, liquidation preference per share				$ 10,000
Shares outstanding percentage	51.00%
Carrying value of preferred stock (in Dollars)	$ 4,869,434		$ 4,869,434
Preferred Stock [Member] | Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, stated value per share											$ 875,000
Preferred Stock [Member] | Series D Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, stated value per share	$ 2,500,000									$ 2,500,000
Preferred Stock [Member] | Series E Before Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, stated value per share	875,000
Preferred stock, liquidation preference per share	875,000
Common Stock [Member]
Preferred Stock [Line Items]
Common stock, par value	$ 0.00001
Common stock closing price							$ 0.23075		$ 57.69